Insurance Contract Liabilities and Investment Contract Liabilities - Gross Claims and Benefits Paid (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Insurance Contracts [Abstract]
Maturities and surrenders	$ 2,956	$ 2,609
Annuity payments	1,909	1,876
Death and disability benefits	4,246	3,948
Health benefits	7,222	6,421
Policyholder dividends and interest on claims and deposits	1,088	1,132
Gross claims and benefits paid	$ 17,421	$ 15,986